Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2024	2023

Non-operating loss carryforward	$16,700,000	$8,600,000
Valuation allowance	(16,700,000)	(8,600,000)
Net deferred tax asset	$—	$—

Schedule of income tax rate

	December 31,	December 31,
	2024	2023
Tax at federal statutory rate	21.0%	21.0%
Tax at state rate net of federal benefit	2.0%	2.0%
Change in valuation allowance	(23.0)%	(23.0)%
Provision for taxes	0.0%	0.0%